UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-3630

Name of Registrant:	Putnam California Tax Exempt Income Fund

Address of Principal Executive Offices:	100 Federal Street
Boston, Massachusetts 02110

Name and address of agent of service:	Robert Burns, Vice President
Putnam California Tax Exempt Income Fund
100 Federal Street
Boston, Massachusetts 02110

CC:	Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	09/30

Date of reporting period:	07/01/2018 - 06/30/2019

Registrant Name:	Putnam California Tax Exempt Income Fund
Fund Name:	Putnam California Tax Exempt Income Fund
Date of Fiscal Year End:	09/30
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorised.

Registrant:	Putnam California Tax Exempt Income Fund

By:	/s/Jonathan S. Horowitz

Name:	Jonathan S. Horowitz

Title:	Executive Vice President, Principal Executive Officer and Compliance Liaison

Date:	August 12, 2019